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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [ ]; Amendment Number: __________

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Litespeed Management LLC
Address: 237 Park Ave Ste 900
         New York, NY 10017

Form 13F File Number: 28- _________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Jamie Zimmerman
Title: Authorized Signatory
Phone: 212-808-7420

Signature, Place, and Date of Signing:


Jamie Zimmerman                         New York, NY           February 14, 2011
-------------------------------------   --------------------   -----------------
[Signature]                             [City, State]          [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]

Form 13F File Number           Name
--------------------   --------------------
28- _____________      ____________________


[Repeat as necessary.]

                                    FORM 13F

                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
Form 13F Information Table Entry Total:           14
Form 13F Information Table Value Total:       247363
                                          ----------
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.   Form 13F File Number            Name
---   --------------------   -----------------------
___   28- _________          _______________________

[Repeat as necessary.]

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12/31/2010
Page 1
CIK: 1292975
CCC: ww6dh@ho

                             VALUATION CURRENCY: USD

            ITEM 1             ITEM 2   ITEM 3      ITEM 4        ITEM 5            ITEM 6         ITEM 7            ITEM 8
------------------------------ ------ --------- -------------- ------------ --------------------- -------- -------------------------
                                Title                            Shares of       Investment                     Voting Authority
                                 of     Cusip     Fair Market    Principal       Descretion                -------------------------
        Name of Issuer          Class   Number       Value        Amount    Sole   Shared   Other Managers     Sole     Shared Other
------------------------------ ------ --------- -------------- ------------ ---- ---------- ----- -------- ------------ ------ -----
Airgas, Inc.                   Common 009363102  29,731,335.00   476,006.00 X                     LITE       476,006.00      0     0
BP Plc- Spons ADR              Common 055622104   4,858,700.00   110,000.00 X                     LITE       110,000.00      0     0
Anadarko Petroleum Corporation Common 032511107   4,950,400.00    65,000.00 X                     LITE        65,000.00      0     0
CIT Group, Inc.                Common 125581108  25,174,950.00   534,500.00 X                     LITE       534,500.00      0     0
Coca-Cola Enterprises Inc.     Common 19122T109  29,785,700.00 1,190,000.00 X                     LITE     1,190,000.00      0     0
Eagle Materials Inc.           Common 26969p108  16,322,850.00   577,800.00 X                     LITE       577,800.00      0     0
Geoeye Inc                     Common 37250w108     919,821.00    21,699.00 X                     LITE        21,699.00      0     0
Gray Television Inc.           Common 389375106   4,795,140.00 2,564,246.00 X                     LITE     2,564,246.00      0     0
Lyondell Basell Industries     Common 050828824  31,297,395.00   909,808.00 X                     LITE       909,808.00      0     0
Northwestern Corp.             Common 668074305     763,736.00    26,491.00 X                     LITE        26,491.00      0     0
Smurfit-Stone Container Corp.  Common 83272a104  35,796,890.00 1,398,316.00 X                     LITE     1,398,316.00      0     0
Tenet Healthcare Corp.         Common 88033g100  23,749,500.00 3,550,000.00 X                     LITE     3,550,000.00      0     0
Theravance Inc.                Common 88338t104  36,123,363.00 1,440,900.00 X                     LITE     1,440,900.00      0     0

   Total Under Management:                      247,363,111.00